Income Tax (Tables)	12 Months Ended
Nov. 30, 2022
Income Tax Disclosure [Abstract]
Schedule Of Effective Tax Rate

A reconciliation of the provision for income taxes computed at the combined federal and state statutory rate to the provision for income taxes as shown in the statements of operations for the years ended November 30, 2022, 2021 and 2020 is as follows:

	For the year ended November 30,
	2022	2021	2020
Federal income tax provision rate	21.00%	21.00%	21.00%
State income tax provision rate, net of federal tax	7.43%	7.43%	7.43%
	28.43%	28.43%	28.43%

	For the year ended November 30,
	2022	2021	2020
Net loss for the year	$(1,738,657)	$(697,311)	$(595,010)
Statutory federal income rate	21.00%	21.00%	21.00%
Recovery of income taxes at statutory rates	$(365,118)	$(146,435)	$(124,952)
State tax	(129,182)	(51,810)	(44,209)
Non-deductible permanent differences	525,401	101	74
Income tax rate differences	—	—	—
Change in valuation allowance	(31,101)	198,144	169,087
Other	—	—	—
Income tax for the year	$—	$—	$—

Schedule of Deferred Tax Assets

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	November 30, 2022	November 30, 2021	November 30, 2020
Non-capital loss carry-forward	$652,677	$700,271	$575,942
Resource properties	90,923	162,835	65,688
Equipment	58,741	66,659	77,488
Others	6,423	—	—
Deferred income tax assets	808,764	929,765	719,118
Valuation allowance	(808,764)	(929,765)	(719,118)
Deferred income tax assets	$—	$—	$—

Summary of Operating Loss Carryforwards

Our U.S. federal net operating loss carryforwards expire as follows:

November 30, 2034	$62,531
November 30, 2035	314,236
November 30, 2036	308,944
November 30, 2037	303,261
Indefinite	1,306,760
$2,295,732